November 3, 1995

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re: The Tax-Exempt Bond Fund of America, Inc.
         File Nos. 811-3624
                   2-49291

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 10/31/95 of Registrant's Post-Effective Amendment No. 21 under The Securities Act of 1933 and Amendment No. 21 under The Investment Company Act of 1940.

                                                  Sincerely,

                                                  Kimberly S. Verdick
                                                  Assistant Secretary

cc:  Mr. Frank J. Donaty, Jr.
     Mr. Randolph Koch
     (Division of Investment Management)